Income Taxes (Details) - Schedule of Income Tax Recognized in Profit or Loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Recognized in Profit or Loss [Abstract]
Current tax	$ 645,521	$ 533,522	$ 791,856
Deferred tax (benefit) expense	(261,137)	(16,602)	22,700
Income tax recognized in profit or loss	$ 384,384	$ 516,920	$ 814,556